Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 2,099	$ 2,560
Less: accumulated depreciation		(1,671)	(1,878)
Property and equipment, net	373	428	682
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		62	165
Office Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		2,015	2,373
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 22	$ 22